SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Dilutive Shares Not Included in Loss Per Share Computation) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares not included in loss per share computation	256,927,527	155,696,284	155,696,284	5,876,275
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares not included in loss per share computation	4,727,778	4,542,500	4,542,500	5,042,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares not included in loss per share computation	78,620,378	38,920,378	38,920,378	29,849,761
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares not included in loss per share computation	173,579,371	112,233,406	112,233,406	984,014